INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Software	$206,768	$207,218
Land use right	2,089,611	2,094,167
Less: accumulated amortization	(515,523)	(456,379)
Intangible assets, net	$1,780,856	$1,845,006

Amortization expenses were $60,487, $63,460, and $82,472, for the years ended June 30, 2024, 2023 and 2022, respectively. In connection with the $4.6 million long-term loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its land use right with net book value of $1.7 million as the collateral to secure the loans (See Note 8)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 6 – INTANGIBLE ASSETS, NET (continued)

Estimated future amortization expense is as follows:

Twelve months ending June 30,	Amortization expense
2025	$71,739
2026	56,557
2027	56,557
2028	-
Thereafter	1,596,003
Total	$1,780,856